FIXED ASSETS, NET - General (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
PP&E
FIXED ASSETS, NET	R$ 27,965,837	R$ 26,812,925	R$ 29,546,645	R$ 31,105,548
Gross value
PP&E
FIXED ASSETS, NET	68,601,032	64,580,052
Accelerated depreciation
PP&E
FIXED ASSETS, NET	(26,214,819)	(25,078,456)
Obligations associated with the Concession
PP&E
FIXED ASSETS, NET	(615,796)	(547,667)
Impairment
PP&E
FIXED ASSETS, NET	(13,804,579)	(12,141,003)
In service
PP&E
FIXED ASSETS, NET	13,301,749	13,579,326
In service | Gross value
PP&E
FIXED ASSETS, NET	53,936,944	51,346,453
In service | Accelerated depreciation
PP&E
FIXED ASSETS, NET	(26,214,819)	(25,078,456)
In service | Obligations associated with the Concession
PP&E
FIXED ASSETS, NET	(615,796)	(547,667)
In service | Impairment
PP&E
FIXED ASSETS, NET	(13,804,579)	(12,141,003)
In progress
PP&E
FIXED ASSETS, NET	14,664,088	13,233,599
In progress | Gross value
PP&E
FIXED ASSETS, NET	14,664,088	13,233,599
Generation
PP&E
FIXED ASSETS, NET	25,430,358	24,065,771	26,748,577	28,309,979
Generation | Accelerated depreciation
PP&E
FIXED ASSETS, NET	(24,120,639)	(23,064,664)
Generation | In service
PP&E
FIXED ASSETS, NET	11,599,556	11,712,083
Generation | In service | Gross value
PP&E
FIXED ASSETS, NET	50,132,157	47,456,125
Generation | In service | Accelerated depreciation
PP&E
FIXED ASSETS, NET	(24,120,639)	(23,064,664)
Generation | In service | Obligations associated with the Concession
PP&E
FIXED ASSETS, NET	(607,383)	(538,375)
Generation | In service | Impairment
PP&E
FIXED ASSETS, NET	(13,804,579)	(12,141,003)
Generation | In progress
PP&E
FIXED ASSETS, NET	13,827,544	12,353,688
Generation | In progress | Gross value
PP&E
FIXED ASSETS, NET	13,827,544	12,353,688
Administration / Management
PP&E
FIXED ASSETS, NET	1,697,310	1,848,030	1,774,081	1,781,051
Administration / Management | Accelerated depreciation
PP&E
FIXED ASSETS, NET	(1,537,139)	(1,514,448)	(1,445,137)
Administration / Management | Obligations associated with the Concession
PP&E
FIXED ASSETS, NET	(8,414)	(9,292)	(25,518)	(26,927)
Administration / Management | In service
PP&E
FIXED ASSETS, NET	860,767	968,119
Administration / Management | In service | Gross value
PP&E
FIXED ASSETS, NET	2,406,319	2,491,860	2,444,828	2,396,288
Administration / Management | In service | Accelerated depreciation
PP&E
FIXED ASSETS, NET	(1,537,139)	(1,514,448)	(1,445,137)	(1,302,020)
Administration / Management | In service | Obligations associated with the Concession
PP&E
FIXED ASSETS, NET	(8,413)	(9,292)
Administration / Management | In progress
PP&E
FIXED ASSETS, NET	836,544	879,911	799,908	713,710
Administration / Management | In progress | Gross value
PP&E
FIXED ASSETS, NET	836,544	879,911
Distribution
PP&E
FIXED ASSETS, NET	841,426	899,124	956,821	1,014,518
Distribution | Accelerated depreciation
PP&E
FIXED ASSETS, NET	(557,042)	(499,344)	R$ (441,647)	R$ (383,950)
Distribution | In service
PP&E
FIXED ASSETS, NET	841,426	899,124
Distribution | In service | Gross value
PP&E
FIXED ASSETS, NET	1,398,468	1,398,468
Distribution | In service | Accelerated depreciation
PP&E
FIXED ASSETS, NET	R$ (557,042)	R$ (499,344)